Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment are stated at cost. Property and equipment consisted of the following:

(amounts in thousands)	Useful Life (years)	June 30, 2014	December 31, 2013
	(Unaudited)
Equipment, vehicles, furniture and fixtures	3 – 10	$6,174	$4,109
Land and building	5	2,928	2,949
Leasehold improvements	1 – 5	1,188	1,029
Construction in progress	N/A	581	996
System development cost	N/A	201	116
		11,072	9,199
Less: accumulated depreciation		(2,004)	(1,342)
		$9,068	$7,857

Property and equipment are stated at cost and consisted of the following:

	Useful
	Life	December 31,
(amounts in thousands)	(years)	2013	2012
Equipment, vehicles, furniture and fixtures	3 – 10	$4,109	$2,900
Land and building	5	2,949	2,483
Leasehold improvements	1 – 5	1,029	180
Construction in progress	N/A	1,112	1,477
		9,199	7,040
Less: accumulated depreciation		(1,342)	(870)
		$7,857	$6,170